Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.05%)	5.38%	6.08%
Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%	6.92%		7.23%
Without Sales Load [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.87%	6.64%	6.74%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%	13.83%	12.86%
Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	7.42%	7.18%	6.34%
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%	2.72%	2.06%	1.95%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%	9.64%	7.89%	6.64%